Other current assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Other current assets	Other current assets
The composition of other current assets as of 31 December 2025 and 31 December 2024 is as follows:

	31 December 2025	31 December 2024
Value-added tax	17,924	17,719
Prepaid expenses	27,816	23,984
Proceeds receivable from sale of joint venture	—	5,950
Other short-term receivables	1,244	411
	46,984	48,064